Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

43.        Related party transactions

The names of the related parties which had transactions with the Group for the year ended December 31, 2017 and the relationships with the Group are disclosed below:

Related party name	Relationship with the Group
Datang Telecom Technology & Industry Holdings Co., Ltd. (“Datang Holdings”)	A substantial shareholder of the Company
Datang Microelectronics Technology Co., Ltd	A member of Datang Group
Datang Semiconductor Co., Ltd.	A member of Datang Group
Leadcore Technology Co., Ltd and Leadcore Technology (Hong Kong) Co., Ltd (“Leadcore”)	A member of Datang Group
Datang Telecom Group Finance Co., Ltd (“Datang Finance”)	A member of Datang Group
China IC Fund	A substantial shareholder of the Company
Country Hill	A shareholder of the Company
Toppan	An associate of the Group
Brite Semiconductor (Shanghai) Corporation and its subsidiaries (“Brite”)	An associate of the Group
China Fortune-Tech	An associate of the Group
Zhongxin Xiecheng	An associate of the Group
Jiangsu Changjiang Electronics Technology Co., Ltd (“JCET”) and its subsidiaries	An associate of the Group
Sino IC Leasing Co., Ltd (“Sino IC Leasing”)	An associate of the Group

Trading transactions

During the year, group entities entered into the following trading transactions with related parties that are not members of the Group:

	Sale of goods			Sale of services
	Year ended			Year ended
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Datang Microelectronics Technology Co., Ltd	15,667	14,146	12,885	—	—	—
Datang Semiconductor Co., Ltd	535	464	865	—	—	—
Leadcore	3,960	3,267	8,881	—	—	—
Toppan	—	—	—	3,896	3,481	3,699
Brite	44,212	31,506	31,379	—	—	—
JCET and its subsidiaries	17	—	17	48	—	9
China Fortune-Tech	—	—	—	—	65	60

	Purchase of goods			Purchase of services
	Year ended			Year ended
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Toppan	11,275	8,869	7,996	59	856	3,516
Zhongxin Xiecheng	—	—	—	—	4	1,199
Brite	—	25	—	2,016	2,887	2,582
China Fortune-Tech	—	—	—	959	313	938
Datang Finance	—	—	—	—	15	—
JCET and its subsidiaries	1,778	1,097	—	620	1,189	869
Sino IC Leasing	—	—	—	51,739	—	—

The following balances were outstanding at the end of the reporting period:

	Amounts due from related			Amounts due to related
	parties			parties
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Datang Microelectronics Technology Co., Ltd	4,279	6,354	5,338	—	—	—
Datang Semiconductor Co., Ltd	302	—	61	—	—	—
Leadcore	—	—	1,948	—	—	3,667
Toppan	670	615	317	888	2,414	1,148
Brite	12,951	6,507	5,661	—	279	141
JCET and its subsidiaries	21	—	27	3	736	2
China Fortune-Tech	—	38	40	—	—	—

In December 2016 and February 2017, there were two and three arrangements in consideration of US$249.2 million and US$250.6 million respectively, entered into by the Group with Sino IC Leasing (Tianjin) Co., Ltd. (a wholly-owned subsidiary of Sino IC Leasing) in the form of a sale and leaseback transaction with a repurchase option. A batch of production equipment of the Group was sold and leased back under the arrangements. As the repurchase prices are set at the expected fair value and the Group is not reasonably certain that it will exercise the repurchase options, the above transaction have been accounted for disposal of property, plant and equipment followed with an operating lease.

In July 2017, there were seven arrangements in total consideration of US$410.8 million entered into by the Group with Xincheng Leasing (Tianjin) Co., Ltd, Xindian Leasing (Tianjin) Co., Ltd and Xinlu Leasing (Tianjin) Co., Ltd. (the three leasing companies are wholly-owned subsidiaries of Sino IC Leasing) respectively, in the form of a sale and leaseback transaction with a repurchase option. A batch of production equipment of the Group was sold and leased back under these arrangements. As the repurchase prices are set at the expected fair value and the Group is not reasonably certain that it will exercise the repurchase options, the above transactions have been accounted for a disposal of property, plant and equipment followed with an operating lease. The total future minimum lease payments under the lease arrangements please refer to Note 44.

On June 8, 2015, the Company issued 4,700,000,000 new ordinary shares to Xinxin (Hongkong) Capital Co., Limited, a wholly-owned subsidiary of the China IC Fund. Please refer to Note 28 for details.

On September 25, 2015, Country Hill subscribed 323,518,848 ordinary shares of the Company. Please refer to Note 28 for details.

On October 9, 2015, Datang subscribed 961,849,809 ordinary shares of the Company. Please refer to Note 28 for details.

On December 18, 2015, the Company and Datang Finance entered into a financial services agreement with a three year term commencing on January 1, 2016 and ending on December 31, 2018, pursuant to which Datang Finance has agreed to provide the Company and its subsidiaries, including its associated companies and companies under its management with a range of financial services (including deposit services, loan services, foreign exchange services and other financial services).

On December 28, 2015, the Company entered into a new framework agreement (the “Renewed Framework Agreement”) with Datang Holdings, pursuant to which the Group and Datang Holdings (including its associates) would engage in business collaboration including but not limited to foundry service. The term of the Renewed Framework Agreement is three years commencing from January 1, 2016. The pricing for the transactions contemplated under the Renewed Framework Agreement is determined based on the same as the Framework Agreement.

Capital contribution

Subject to the amended joint venture agreement, revised on July 20, 2017, the Company agreed to increase its capital contribution obligation towards Sino IC Leasing from RMB600.0 million to RMB800.0 million (from approximately US$88.3 million to US$117.8 million), while its shareholding in Sino IC Leasing decreased to approximately 7.44% as of the date of this annual report.

On August 10, 2017, China IC Fund has agreed to make further cash contribution of US$900.0 million into the registered capital of SMNC. Its shareholding in SMNC will increase from 26.5% to 32%. Please refer to Note 18 for details.

In June 2016, China IC Fund made a capital contribution of US$636.0 million into the registered capital of SMNC. Please refer to Note 18 for details.

In September 2016, China IC Fund made another capital contribution of US$50.0 million into the registered capital of SJ Jiangyin.

Loans from non-controlling interests shareholders

In 2016, LFoundry entered into a seven-year loan facility in relation to the construction of the new co-generation from non-controlling interests shareholders of LFoundry. The outstanding balance of EUR10.6 million (approximately US$12.7 million) is repayable from September 2018 to December 2023. Please refer to Note 31 for more details.

Compensation of key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors of the Company.

The remuneration of key management personnel during the year are as follows:

	year ended	year ended	year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Short-term benefit	4,853	4,921	4,731
Share-based payments	8,264	2,762	2,618
	13,117	7,683	7,349

The remuneration of key management personnel is determined by the Compensation Committee having regard to the Group’s profitability, business achievement, individual performance and market trends.

Arrangements/contracts for sale of self-developed living quarter unit

In 2016, the Group entered into arrangement/contracts with one of directors of the Company for sale of self-developed living quarter unit and the amount of the consideration is approximately US$1.0 million. The transaction was completed in March 2017.

In 2015, the Group entered into arrangement/contracts with 4 of the Company’s directors and key management for sale of self-developed living quarter units and the amount of the considerations was approximately US$3.6 million, within which three transactions amounted to US$2.4 million were completed as of December 31, 2017.